ACCOUNTING POLICIES (Schedule of financial instruments with potential exposure to credit risk) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Accounting Policies [Abstract]
Cash	$ 2,234,306	$ 2,625,461
Receivables	61,395	176,695
Note receivable	833,954	802,766
Total	$ 3,129,655	$ 3,604,922